Credit Risk - Disclosure of Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,088)	£ (11,224)
Netting	(524)	(1,189)
Net exposure	306,284	313,347
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(216,000)	(211,500)
Netting	0	(400)
Net exposure	94,000	104,200
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	44,200	48,100
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	6,000	5,900
Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	278,400	278,500
Balance sheet asset | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	279,300	279,400
Balance sheet asset | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Balance sheet asset | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	44,200	48,100
Balance sheet asset | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	44,200	48,100
Balance sheet asset | Credit risk | Cash and balances at central banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,700	37,700
Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,800	37,700
Off-balance sheet | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Off-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Cash and balances at central banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(216,000)	(211,500)
Netting	0	(400)
Net exposure	43,800	50,200
Financial assets at amortised cost | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(208,700)	(199,300)
Netting	0	0
Net exposure	42,200	48,000
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(187,400)	(177,800)
Netting	0	0
Net exposure	4,700	12,700
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(16,500)	(16,800)
Netting	0	0
Net exposure	11,400	9,600
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	700	500
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Collateral cash		0
Collateral non-cash		0
Netting		0
Net exposure	21,100	22,600
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	4,200	3,200
Financial assets at amortised cost | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(4,800)	(4,700)
Netting	0	0
Net exposure	100	(600)
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Collateral cash		0
Collateral non-cash		0
Netting		0
Net exposure	1,400	1,600
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	(7,300)	(12,200)
Netting	0	(400)
Net exposure	0	100
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	200	500
Financial assets at amortised cost | Balance sheet asset | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	228,200	224,500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	229,100	225,400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	219,700	210,100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	184,100	174,500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	18,700	18,900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,500	9,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	3,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	220,600	211,000
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	184,300	174,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,100	19,300
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	700	500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,700	9,400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,200	3,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	900	900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,500	3,800
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	4,600	3,900
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to customers | Loss allowance | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	100	100
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,200
Financial assets at amortised cost | Balance sheet asset | Credit risk | Loans and advances to banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet		0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,300	12,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	7,300	12,700
Financial assets at amortised cost | Balance sheet asset | Credit risk | Reverse repurchase agreements – non trading | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	500
Financial assets at amortised cost | Balance sheet asset | Credit risk | Other financial assets at amortised cost | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,700	37,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,800	37,700
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,300	37,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,000	16,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,300	7,600
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,600	13,400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	31,400	37,300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	8,000	16,000
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,300	7,600
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,700	13,400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Loans secured on residential properties
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Corporate loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Accrued interest and other adjustments
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Other unsecured loans
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Amounts due from fellow Banco Santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Gross amounts | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	300
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to customers | Loss allowance | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet		0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	400
Financial assets at amortised cost | Off-balance sheet | Credit risk | Loans and advances to banks | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet		0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Reverse repurchase agreements – non trading | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-balance sheet | Credit risk | Other financial assets at amortised cost | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	0	0
Loans and advances to customers | Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and advances to customers | Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	6,000	5,900
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,000	5,900
Debt securities | Balance sheet asset | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Gross amounts
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-balance sheet | Credit risk | Financial assets at FVOCI | Loss allowance
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0